Pensions - Changes in value of net pension liability (Details) £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£) plan	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)	Dec. 31, 2014 GBP (£)
Pensions
Balance at beginning of year	£ 263	£ 87
Currency translation and other adjustments	4	3
Net interest expense	20
Current service cost	240
Past service cost	14
Loss on curtailments or settlements	(74)
Income statement	308	375
Return on plan assets excluding recognised interest income	2,090	(1,728)	£ (9,254)	£ 458	£ (5,171)
Experience gains and losses	81	93	(794)	(258)	(18)
Effect of changes in actuarial financial assumptions	(2,537)
Effect of changes in actuarial demographic assumptions	826
Attributable to contributions required by ring fencing	2,053
Other movements in the year	(546)
Statement of comprehensive income	1,967	(90)
Contributions by employer	(2,363)	(627)
Liabilities extinguished upon settlement		(11)
Balance at end of year	355	263	87
Main Scheme
Pensions
Net interest expense	(13)
Current service cost	190
Past service cost	14
Income statement	191	245
Return on plan assets excluding recognised interest income	1,891	(1,580)	(8,562)	415	(4,629)
Experience gains and losses	122	107	(658)	£ (233)	£ (3)
Effect of changes in actuarial financial assumptions	(2,338)
Effect of changes in actuarial demographic assumptions	820
Attributable to contributions required by ring fencing	2,000
Other movements in the year	(468)
Statement of comprehensive income	2,027	19
Contributions by employer	(2,218)	(264)
Expected contributions to scheme in 2019	218
Asset value of benefits paid	276
Liability value of benefits paid	£ 198
Separate Section
Pensions
Number of defined benefit plans | plan	2
Fair value of plan assets
Pensions
Balance at beginning of year	£ (49,746)	(49,229)
Currency translation and other adjustments	(20)	(46)
Net interest expense	(1,242)
Income statement	(1,242)	(1,285)
Return on plan assets excluding recognised interest income	2,090
Statement of comprehensive income	2,090	(1,728)
Contributions by employer	(2,363)	(627)
Contributions by plan participants and other scheme members	(12)	(10)
Liabilities extinguished upon settlement	259	744
Benefits paid	2,282	2,435
Balance at end of year	(48,752)	(49,746)	(49,229)
Fair value of plan assets | Main Scheme
Pensions
Balance at beginning of year	(44,652)	(43,824)
Net interest expense	(1,123)
Income statement	(1,123)	(1,155)
Return on plan assets excluding recognised interest income	1,891
Statement of comprehensive income	1,891	(1,580)
Contributions by employer	(2,218)	(264)
Contributions by plan participants and other scheme members	(7)	(4)
Transfer of pension assets and liabilities from Main section	(276)
Benefits paid	2,027	2,175
Balance at end of year	(43,806)	(44,652)	(43,824)
Present value of defined benefit obligation
Pensions
Balance at beginning of year	42,378	43,990
Currency translation and other adjustments	17	46
Net interest expense	1,043
Current service cost	240
Past service cost	14
Loss on curtailments or settlements	74
Income statement	1,371	1,518
Experience gains and losses	81
Effect of changes in actuarial financial assumptions	(2,537)
Effect of changes in actuarial demographic assumptions	826
Statement of comprehensive income	(1,630)	4
Contributions by plan participants and other scheme members	12	10
Liabilities extinguished upon settlement	(259)	(755)
Benefits paid	(2,282)	(2,435)
Balance at end of year	39,607	42,378	43,990
Present value of defined benefit obligation | Main Scheme
Pensions
Balance at beginning of year	37,937	38,851
Net interest expense	939
Current service cost	190
Past service cost	14
Income statement	1,143	1,266
Experience gains and losses	122
Effect of changes in actuarial financial assumptions	(2,338)
Effect of changes in actuarial demographic assumptions	820
Statement of comprehensive income	(1,396)	(9)
Contributions by plan participants and other scheme members	7	4
Transfer of pension assets and liabilities from Main section	198
Benefits paid	(2,027)	(2,175)
Balance at end of year	35,466	37,937	38,851
Asset ceiling/minimum funding
Pensions
Balance at beginning of year	7,105	5,326
Currency translation and other adjustments	(1)	(3)
Net interest expense	179
Income statement	179	142
Attributable to contributions required by ring fencing	2,053
Other movements in the year	(546)
Statement of comprehensive income	(1,507)	(1,634)
Balance at end of year	8,790	7,105	5,326
Asset ceiling/minimum funding | Main Scheme
Pensions
Balance at beginning of year	6,715	4,973
Net interest expense	171
Income statement	171	134
Attributable to contributions required by ring fencing	2,000
Other movements in the year	(468)
Statement of comprehensive income	(1,532)	1,608
Transfer of pension assets and liabilities from Main section	(78)
Balance at end of year	£ 8,340	£ 6,715	£ 4,973